Northern Lights Fund Trust

Ginkgo Multi-Strategy Fund

Incorporated herein by reference is the definitive version of the supplement for Ginkgo Multi-Strategy Fund filed pursuant to Rule 497 (c) under the Securities Act of 1933, as amended, on November 10, 2014, (SEC Accession No. 0000910472-14-004972).